Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 318,000	$ 735,000	$ 915,000
Restricted cash	1,263,000		8,000
Accounts receivable	175,000		486,000
Prepaid expenses	1,412,000	409,000	581,000
Marketable securities	49,000	115,000	403,000
Digital assets held for other parties			908,000
Digital asset	787,000	1,016,000	2,097,000
Total current assets	4,004,000	2,275,000	5,398,000
Mining equipment, net	2,609,000	2,994,000	12,916,000
Intangible asset	100,000	100,000	100,000
Deposits	2,266,000	2,263,000	420,000
Total assets	8,979,000	7,632,000	18,834,000
Liabilities and stockholders’ deficit
Accounts payable and accrued liabilities	9,834,000	9,045,000	3,649,000
Obligation liability related to digital assets held for other parties			916,000
Cash due to third-party	1,263,000
Note payable – current portion	213,000	213,000
Bitcoin denominated note payable – current portion			14,868,000
Current liabilities	11,310,000	9,258,000	19,433,000
Notes payable less current portion	5,331,000	5,384,000
Total liabilities	16,641,000	14,642,000	19,433,000
Stockholders’ deficit
Common stock, $0.0001 par value, 150,000,000 shares authorized; 69,985,037 and 52,991,590 shares issued and outstanding, respectively.	6,000	5,000	3,000
Additional paid-in capital	66,402,000	60,050,000	46,598,000
Shares to be issued		670,000
Subscription receivable	(55,000)		(25,000)
Accumulated deficit	(74,015,000)	(67,735,000)	(47,175,000)
Total stockholder’s deficit	(7,662,000)	(7,010,000)	(599,000)
Total liabilities and stockholders’ deficit	$ 8,979,000	$ 7,632,000	$ 18,834,000